Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Mar. 31, 2016
Statement Of Financial Position [Abstract]
Ordinary shares, par value	$ 0.012	$ 0.012
Ordinary shares, authorized	300,000,000	300,000,000
Ordinary shares, issued	55,901,996	54,216,738
Ordinary shares, outstanding	55,901,996	54,216,738